Business Segment Information Business Segment Acquisition Charges (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information [Line Items]
Acquistion integration charges	$ 31	$ 8	$ 51	$ 11
Acquisition related transaction costs	2		7
Total business acquistion transaction cost		7		7
Electrical Products [Member]
Segment Reporting Information [Line Items]
Acquistion integration charges	12	0	15	0
Electrical Systems and Services [Member]
Segment Reporting Information [Line Items]
Acquistion integration charges	11	5	16	7
Hydraulics [Member]
Segment Reporting Information [Line Items]
Acquistion integration charges	8	3	20	4
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Acquistion integration charges	6	1	12	1
Acquisition related transaction costs	$ 2	$ 7	$ 7	$ 7